Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Profit (loss) [abstract]
Interest and similar income	£ 4,762	£ 5,031	£ 5,817
Interest expense and similar charges	(813)	(1,643)	(2,593)
Net interest income	3,949	3,388	3,224
Fee and commission income	697	680	1,038
Fee and commission expense	(411)	(361)	(414)
Net fee and commission income	286	319	624
Other operating income	264	145	187
Total operating income	4,499	3,852	4,035
Operating expenses before credit impairment write-backs/losses, provisions and charges	(2,510)	(2,390)	(2,439)
Credit impairment write-backs/ (losses)	233	(638)	(199)
Provisions for other liabilities and charges	(377)	(264)	(426)
Total operating credit impairment write-backs/losses, provisions and charges	(144)	(902)	(625)
Profit from continuing operations before tax	1,845	560	971
Tax on profit from continuing operations	(492)	(121)	(268)
Profit from continuing operations after tax	1,353	439	703
Profit/(loss) from discontinued operations after tax	31	32	30
Profit after tax	1,384	471	733
Attributable to:
Equity holders of the parent	1,365	452	714
Non-controlling interests	19	19	19
Profit after tax	£ 1,384	£ 471	£ 733

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.